Accrued Expenses and Other Payables	12 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables

Note 8 — Accrued expenses and other payables

Accrued expenses and other payables consisted of the following:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Accrued employee compensation and benefits	$10,580	$10,900	$1,390
Accrued professional fees	153,067	613,693	78,277
Customer advance payable to third party vendors or government agencies	58,818	79,282	10,113
Refundable customer deposits	121,946	88,300	11,263
Others	35,054	43,601	5,561
Total	$379,465	$835,776	$106,604

Refundable customer deposits represent retainers received from our clients and are refundable to our clients if our clients request cancellations of our engagements prior to the commencement of our services.